Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Allowance for loan losses
Balance at beginning of period	SFr 962	SFr 866	SFr 767	SFr 866	SFr 758
Net movements recognized in statements of operations	(13)	126	36	113	67
Gross write-offs	(108)	(39)	(82)	(147)	(107)
Recoveries	11	23	6	34	15
Net write-offs	(97)	(16)	(76)	(113)	(92)
Provisions for interest	4	2	3	6	12
Foreign currency translation impact and other adjustments, net	7	(16)	(8)	(9)	(23)
Balance at end of period	863	962	722	863	722
of which individually evaluated for impairment	623	724	510	623	510
of which collectively evaluated for impairment	240	238	212	240	212
Gross loans held at amortized cost
Gross loans held at amortized cost	254,015	249,849	251,242	254,015	251,242	SFr 253,186
of which individually evaluated for impairment	2,304	2,212	1,570	2,304	1,570
of which collectively evaluated for impairment	251,711	247,637	249,672	251,711	249,672
Loans held at amortized cost
Purchases	720	695	1,472	1,415	2,579
Reclassifications from loans held-for-sale	47	78	35	125	158
Reclassifications to loans held-for-sale	762	1,534	167	2,296	373
Sales	30	0	134	30	214
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	765	650	522	650	507
Net movements recognized in statements of operations	(20)	126	20	106	36
Gross write-offs	(86)	(19)	(25)	(105)	(29)
Recoveries	9	20	2	29	9
Net write-offs	(77)	1	(23)	(76)	(20)
Provisions for interest	2	(1)	2	1	10
Foreign currency translation impact and other adjustments, net	6	(11)	(6)	(5)	(18)
Balance at end of period	676	765	515	676	515
of which individually evaluated for impairment	482	570	348	482	348
of which collectively evaluated for impairment	194	195	167	194	167
Gross loans held at amortized cost
Gross loans held at amortized cost	109,501	107,632	107,531	109,501	107,531	108,331
of which individually evaluated for impairment	1,654	1,554	920	1,654	920
of which collectively evaluated for impairment	107,847	106,078	106,611	107,847	106,611
Loans held at amortized cost
Purchases	720	695	1,357	1,415	2,348
Reclassifications from loans held-for-sale	47	78	35	125	158
Reclassifications to loans held-for-sale	253	411	167	664	373
Sales	30	0	134	30	214
Consumer
Allowance for loan losses
Balance at beginning of period	197	216	245	216	251
Net movements recognized in statements of operations	7	0	16	7	31
Gross write-offs	(22)	(20)	(57)	(42)	(78)
Recoveries	2	3	4	5	6
Net write-offs	(20)	(17)	(53)	(37)	(72)
Provisions for interest	2	3	1	5	2
Foreign currency translation impact and other adjustments, net	1	(5)	(2)	(4)	(5)
Balance at end of period	187	197	207	187	207
of which individually evaluated for impairment	141	154	162	141	162
of which collectively evaluated for impairment	46	43	45	46	45
Gross loans held at amortized cost
Gross loans held at amortized cost	144,514	142,217	143,711	144,514	143,711	SFr 144,855
of which individually evaluated for impairment	650	658	650	650	650
of which collectively evaluated for impairment	143,864	141,559	143,061	143,864	143,061
Loans held at amortized cost
Purchases	0	0	115	0	231
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	509	1,123	0	1,632	0
Sales	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0